The following are the minimum amounts due on the notes as of January 31, 2022: (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Short-Term Debt [Line Items]
Minimum amount due	$ 3,428,010	$ 3,454,133
Loans Payable [Member]
Short-Term Debt [Line Items]
Short term debt terms	April 30, 2023	January 31, 2023
Minimum amount due	$ 3,319,048	$ 3,481,870
Loans Payable1 [Member]
Short-Term Debt [Line Items]
Short term debt terms	April 30, 2024	January 31, 2024
Minimum amount due	$ 27,574	$ 28,427
Loans Payable2 [Member]
Short-Term Debt [Line Items]
Short term debt terms	April 30, 2025	January 31, 2025
Minimum amount due	$ 26,118	$ 25,798
Loans Payable3 [Member]
Short-Term Debt [Line Items]
Short term debt terms	April 30, 2026	January 31, 2026
Minimum amount due	$ 27,447	$ 27,107
Loans Payable4 [Member]
Short-Term Debt [Line Items]
Short term debt terms	April 30, 2027	January 31, 2027
Minimum amount due	$ 27,823	$ 28,498
Loans Payable 5 [Member]
Short-Term Debt [Line Items]
Short term debt terms		January 31, 2028
Minimum amount due		$ 6,070